Average Annual Total Returns - NVIT DoubleLine Total Return Tactical Fund	Class I Shares 1 Year	Class I Shares Since Fund Inception	Class I Shares Fund Inception Date	Class II Shares 1 Year	Class II Shares Since Fund Inception	Class II Shares Fund Inception Date	Class Y Shares 1 Year	Class Y Shares Since Fund Inception	Class Y Shares Fund Inception Date	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) Since Fund Inception
Total	3.83%	3.40%	Oct. 16, 2017	3.74%	3.28%	Oct. 16, 2017	4.09%	3.63%	Oct. 16, 2017	7.51%	4.98%